Summary of significant accounting policies - Reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 9,829,624	$ 19,186,036
Restricted cash, current	126,595	0
Restricted cash	0	126,595
Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$ 9,956,219	$ 19,312,631	$ 22,542,635	$ 66,813,530